FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: December 31, 2005

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Stephen A. Feinberg

           Address: 299 Park Avenue, 22nd Floor, New York, NY  10171
          ------------------------------------------------------------

                         Form 13F File Number: 28-06882
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen A. Feinberg
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 421-2600
         -----------------------

Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY               02/14/06
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-6286
                       ------------

Name:  J. Ezra Merkin*
       --------------------

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:        1*
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Form 13F Information Table Entry Total:   17
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Form 13F Information Table Value Total:   $ 1,371,346  (thousands)
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List of Other Included Managers:

                         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No. 1*
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          Form 13F File Number:  28-6286
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          Name:    J. Ezra Merkin
--------------------------------------------------------------------------------


*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                           FORM 13F INFORMATION TABLE


                               STEPHEN A. FEINBERG
                                    FORM 13F
                                December 31, 2005


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                     Column 2         Column 3    Column 4        Column 5       Column 6   Column 7        Column 8

                                 Title of                    Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                  Class           CUSIP     (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

BIOSPHERE MEDICAL INC            COM              09066V103   $  12,630   1,559,268  SH        SOLE      N/A      1,559,268
BLUELINX HLDGS INC               COM              09624H109   $ 199,553  18,100,000  SH        SOLE      N/A     18,100,000
CONSECO INC                      COM NEW          208464883   $  48,494   2,092,953  SH        SOLE      N/A      2,092,953
CONSECO INC                      WARRANTS         208464123   $     299     108,891  SH        SOLE      N/A        108,891
HEALTHAXIS INC                   COM NEW          42219D308   $      14      11,750  SH        SOLE      N/A         11,750
K & F INDS HLDGS INC             COM              482241106   $     780     212,151  SH        SOLE      N/A        212,151
LEAP WIRELESS INTL INC           COM NEW          521863308   $  15,007     396,169  SH        SOLE      N/A        396,169
MILLICOM INTL CELLULAR S A       SHS NEW          L6388F110   $  19,736     735,329  SH        SOLE      N/A        735,329
NEW CENTURY FINANCIAL CORP M     COM              6435EV108   $   2,705      75,000  SH        SOLE      N/A         75,000
SEPRACOR INC                     COM              817315104   $ 103,200   2,000,000  SH        SOLE      N/A      2,000,000
SPEEDUS CORP                     COM              847723103   $      25      21,548  SH        SOLE      N/A         21,548
SSA GLOBAL TECHNOLOGIES INC      COM              78465P108   $ 784,986  43,154,833  SH        SOLE      N/A     43,154,833
SUN HEALTHCARE GROUP INC         COM NEW          866933401   $   5,205     787,401  SH        SOLE      N/A        787,401
SUPERCONDUCTOR TECHNOLOGIES      COM              867931107   $      44     101,280  SH        SOLE      N/A        101,280
TELEGLOBE INTL HLDGS LTD         COM              G87340108   $ 118,373  26,841,952  SH        SOLE      N/A     26,841,952
WALTER INDS INC                  COM              93317Q105   $  53,449   1,075,000  SH        SOLE      N/A      1,075,000
WINTHROP RLTY TR                 SH BEN INT       976391102   $   6,845   1,205,158  SH        SOLE      N/A      1,205,158



* Teleglobe Bermuda Holdings Ltd, as a more than ten percent holder of Teleglobe International Holdings Ltd, submits filings to the Securities and Exchange Commission pursuant to Section 13 and Section 16 of the Securities Exchange Act of 1934, as amended, with respect to its holdings of Teleglobe International Holdings Ltd. As set forth in the Schedule 13D, as amended, filed by Teleglobe Bermuda Holdings Ltd, Stephen Feinberg, through one or more intermediate entities, possesses sole power to vote and direct the disposition of all securities of Teleglobe International Holdings Ltd reported therein.